SUPPLEMENT TO THE PROSPECTUSES

andSTATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ALLOCATION FUNDS

Wells Fargo Absolute Return Fund

Wells Fargo Asset Allocation Fund

(each, a “Fund” and together, the “Funds”)

Sam Wilderman has announced his intention to leave Grantham, Mayo, Van Otterloo Co., LLCon December 31, 2016. He will continue to serve as a portfolio manager of the Funds through December 31, 2016. After December 31, 2016, all references to Sam Wilderman, in the Funds’ prospectuses and Statement of Additional Information are hereby removed.

June 3, 2016                                                                                                                AFR056/P501SP